Description of Business	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

AppHarvest was founded on January 19, 2018 and, together with its subsidiaries, is an applied technology company in Appalachia developing and operating some of the world’s largest high-tech indoor farms, designed to grow non-GMO, chemical pesticide-free produce, using primarily rainwater while producing significantly higher yields than those of traditional agriculture on the same amount of land. AppHarvest combines conventional agricultural techniques with cutting-edge technology including artificial intelligence and robotics to improve access to nutritious food, farming more sustainably, building a domestic food supply, and increasing investment in Appalachia.

Prior to October 2020, AppHarvest’s operations were limited to organizing and staffing, business planning, raising capital, and acquiring and developing properties for Controlled Environment Agriculture (“CEA”). In October 2020, AppHarvest partially opened its first CEA facility in Morehead, Kentucky (the “Morehead CEA facility”). AppHarvest harvested its first crop of beefsteak tomatoes at the Morehead CEA facility in January 2021, began harvesting its first crop of tomatoes on the vine in March 2021 and opened production of the full 60 acres at the Morehead CEA facility in May 2021. The Morehead CEA facility concluded its first harvest in August 2021 and completed planting of its second crop in September 2021 in preparation for the second growing season. The harvest of the new crop will commence in the fourth quarter of 2021.

AppHarvest has started construction on four more CEA facilities. Two of the facilities under construction are in Berea, Kentucky (the “Berea leafy green facility”) and Richmond, Kentucky (the “Richmond tomato facility”) — the Berea leafy green facility is approximately 60% complete, and the Richmond tomato facility is approximately 60% complete. Both CEA facilities are expected to be fully operational by the end of 2022. Groundbreakings for two more CEA facilities occurred in June 2021 in Somerset, Kentucky (the “Somerset facility”) and Morehead, Kentucky (the “Morehead leafy green facility”). The Somerset facility is expected to grow berries and the Morehead leafy green facility, which is adjacent to the Morehead CEA facility, will grow leafy greens. The Somerset facility is over 40% complete and expected to be operational by the end of 2022. The Company temporarily has paused development of the 10-acre Morehead leafy green facility, with construction now expected to resume in 2022 for a 2023 delivery.

AppHarvest is organized as a single operating segment. Substantially all of the assets and operations of AppHarvest are located in the United States (“U.S.”).

Basis of Presentation

On January 29, 2021, (the “Closing Date”), Novus Capital Corporation (“Novus”), a special purpose acquisition company, consummated the business combination agreement and plan of reorganization (the “Business Combination Agreement”) dated September 2020, by and among ORGA, Inc., a wholly owned subsidiary of Novus (“Merger Sub”), and AppHarvest Operations, Inc., a Delaware corporation (f/k/a AppHarvest, Inc.) (“Legacy AppHarvest”).

Pursuant to the terms of the Business Combination Agreement, a business combination between Novus and Legacy AppHarvest was effected through the merger of Merger Sub with and into Legacy AppHarvest, with Legacy AppHarvest surviving the merger as a wholly-owned subsidiary of Novus (the “Merger” and, collectively with the other transactions described in the Business Combination Agreement, the “Business Combination”). On the Closing Date, Novus changed its name to AppHarvest, Inc. (the “Company”, “we”, “our” or “AppHarvest”).

Pursuant to the Business Combination Agreement, the Merger was accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Under this method of accounting, Novus is treated as the “acquired” company and Legacy AppHarvest is treated as the acquirer for financial reporting purposes. The Reverse Recapitalization was treated as the equivalent of Legacy AppHarvest issuing stock for the net assets of Novus, accompanied by a recapitalization. The net assets of Novus are stated at historical cost, with no goodwill or other intangible assets recorded.

Legacy AppHarvest was determined to be the accounting acquirer based on the following predominant factors:

●	Legacy AppHarvest stockholders have the largest portion of voting rights in the Company;
●	The Board and Management are primarily composed of individuals associated with Legacy AppHarvest; and
●	Legacy AppHarvest was the larger entity based on historical operating activity and Legacy AppHarvest had the larger employee base at the time of the Business Combination.

The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Legacy AppHarvest. However, the shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination. Activity within the Statements of Stockholders’ Equity for the issuance and repurchases of Legacy AppHarvest redeemable convertible preferred stock were also retroactively converted to Legacy AppHarvest common stock.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial reporting and Securities and Exchange Commission (“SEC”) regulations. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included. Results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year ending December 31, 2021. A description of the Company’s significant accounting policies is included in the Legacy AppHarvest’s audited consolidated financial statements, as of and for the year ended December 31, 2020. These unaudited condensed consolidated financial statements should be read in conjunction with the Legacy AppHarvest December 31, 2020 audited consolidated financial statements and the accompanying notes.

The unaudited condensed consolidated financial statements include the accounts of the Company and its controlled subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Certain prior period balances have been reclassified to conform to the current period presentation in the unaudited condensed consolidated financial statements and the accompanying notes.

All dollar and share amounts are in thousands, except per share amounts, unless otherwise noted. Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise specified.